Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 132,265.89
Total Fee Amount	132,265.89
Total Transaction Valuation	957,754,420.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A